Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Select Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Company Value Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
(the “Fund”)
Supplement dated July 26, 2019 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information replaces the information for Class A in the Average Annual Total Returns table for the Fund found under Performance Information in the section titled Investments, Risks, and Performance (page 73 of the Prospectus):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Supplement To Prospectus Closing [Text Block]	mmsf_SupplementToProspectusClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Select Small Company Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.17%)
Five Years	rr_AverageAnnualReturnYear05	1.06%
Ten Years	rr_AverageAnnualReturnYear10	9.13%